TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 1,500	$ 4,709